SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Seamless Group Inc. [Member] - Sino Dynamic Solutions Limited [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Purchase of intangible assets	$ 501,140		$ 2,551,184
Support and maintenance costs	$ 230,115	$ 230,516	$ 919,654	$ 919,404